Provisions (Details) - Schedule of Provisions - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance	£ 7,985	£ 3,363
Current	26,538
Non-current	8,752
Acquisition of subsidiaries	631	3,549
Recognized during the year	40,320	1,073
Utilized during the year	(6,437)
Reversed during the year	(1,406)
Liabilities held for sale	(5,033)
Disposal of subsidiaries	(770)
Ending balance	35,290	7,985
Dilapidation [Member]
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance	7,985	3,363
Current
Non-current	8,752
Acquisition of subsidiaries		3,549
Recognized during the year	1,464	1,073
Utilized during the year	(697)
Reversed during the year
Liabilities held for sale
Disposal of subsidiaries
Ending balance	8,752	7,985
Restructuring [Member]
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance
Current	24,698
Non-current
Acquisition of subsidiaries
Recognized during the year	36,877
Utilized during the year	(5,740)
Reversed during the year	(1,406)
Liabilities held for sale	(5,033)
Disposal of subsidiaries
Ending balance	24,698
Other [Member]
Provisions (Details) - Schedule of Provisions [Line Items]
Beginning balance
Current	1,840
Non-current
Acquisition of subsidiaries	631
Recognized during the year	1,979
Utilized during the year
Reversed during the year
Liabilities held for sale
Disposal of subsidiaries	(770)
Ending balance	£ 1,840